Impairment and Other Charges (Summary Of Goodwill And Other Asset Impairment Pretax Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment and Other Charges [Line Items]
Impairment charge on long-lived assets and related charges	$ 0	$ 123	$ 64
Total impairment charge		$ 123	$ 64